Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
FINANCE COSTS
8.	FINANCE COSTS

An analysis of finance costs is as follows:

	Year ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
Interest expenses on bank and other borrowings	708	1,894	1,446
Interest expenses on lease liabilities	83	50	42
Others	-	-	43
Total	791	1,944	1,531